Related Party Transactions (Details)	6 Months Ended
Jun. 30, 2020
Dmedia Holding LP ("Dmedia") [Member]
Related Party Transaction [Line Items]
Relationship	Major stockholder
Louis Giordimaina [Member]
Related Party Transaction [Line Items]
Relationship	CEO of Aerkomm
Bummy Wu [Member]
Related Party Transaction [Line Items]
Relationship	A stockholder
WISD Intellectual Property Agency, Ltd. (“WISD”) [Member]
Related Party Transaction [Line Items]
Relationship	Patrick Li, Director of Aircom, is the Chairman; Chih-Ming (Albert) Hsu, Director of the Company, is a Director
Well Thrive Limited ("WTL") [Member]
Related Party Transaction [Line Items]
Relationship	Major stockholder
Yuanjiu Inc. ("Yuanjiu") [Member]
Related Party Transaction [Line Items]
Relationship	stockholder; Albert Hsu, a Director of Aerkomm, is the Chairman
AA Twin Associates Ltd. ("AATWIN") [Member]
Related Party Transaction [Line Items]
Relationship	Georges Caldironi, COO of Aerkomm, is sole owner